Janus Henderson Emerging Markets Managed Volatility Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY<br/><br/>Janus Henderson Emerging Markets Managed Volatility Fund
INVESTMENT OBJECTIVE
Janus Henderson Emerging Markets Managed Volatility Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 50 of the Fund’s Prospectus and in the “Purchases” section on page 82 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES<br/>(fees paid directly from your investment)
Shareholder Fees - Janus Henderson Emerging Markets Managed Volatility Fund - Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson Emerging Markets Managed Volatility Fund - Class A, C, S, I, N, T Shares		Class A	Class C	Class S	Class I	Class N	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N	Class T
Management Fees		0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses		3.22%	3.38%	4.35%	3.85%	2.56%	3.57%
Total Annual Fund Operating Expenses	[1]	4.41%	5.32%	5.54%	4.79%	3.50%	4.51%
Fee Waiver	[1]	3.16%	3.33%	4.07%	3.71%	2.54%	3.30%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%	1.99%	1.47%	1.08%	0.96%	1.21%
[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.95% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson Emerging Markets Managed Volatility Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	992	1,833	2,684	4,856
Class C Shares	Class C Shares	631	1,588	2,639	5,236
Class S Shares	Class S Shares	553	1,649	2,733	5,393
Class I Shares	Class I Shares	480	1,442	2,408	4,841
Class N Shares	Class N Shares	353	1,074	1,817	3,774
Class T Shares	Class T Shares	452	1,363	2,283	4,622

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson Emerging Markets Managed Volatility Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	992	1,833	2,684	4,856
Class C Shares	Class C Shares	531	1,588	2,639	5,236
Class S Shares	Class S Shares	553	1,649	2,733	5,393
Class I Shares	Class I Shares	480	1,442	2,408	4,841
Class N Shares	Class N Shares	353	1,074	1,817	3,774
Class T Shares	Class T Shares	452	1,363	2,283	4,622

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks from the universe of the MSCI Emerging Markets IndexSM, utilizing Intech Investment Management LLC’s (“Intech”) mathematical investment process, applying a managed volatility approach. The MSCI Emerging Markets IndexSM is an unmanaged index that is designed to measure equity market performance of emerging markets. For purposes of meeting its 80% investment policy, the Fund may include exchange-traded funds (“ETFs”) that provide exposure to certain emerging markets. The Fund seeks to produce returns in excess of the MSCI Emerging Markets IndexSM (the Fund’s benchmark index), but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 45% lower than the MSCI Emerging Markets IndexSM. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile. Since inception, when seeking to generate returns, the Fund has reduced volatility on average by approximately 24% relative to its named benchmark index (based on the standard deviation of monthly returns). As noted, the volatility reduction is expected to vary over time based on market conditions and other factors.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, Intech establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once Intech determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by Intech may result in a higher relative portfolio turnover rate compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Investment Process Risk.  The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, Intech’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As Intech’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, Intech expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, Intech makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

New/Smaller Sized Fund Risk.  Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Exchange-Traded Funds Risk.  The Fund may invest in ETFs to gain exposure to a particular portion of the market, including India local market securities. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The Fund is also subject to the risks associated with the securities in which the ETF invests.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may offset gains or increase losses in the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Sector Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception. Class N Shares of the Fund commenced operations on August 4, 2017.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to August 4, 2017, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance may have been different.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 1st Quarter 2017 11.35% Worst Quarter: 3rd Quarter 2015 – 11.90%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2018 was – 0.92%.
Average Annual Total Returns (periods ended 12/31/17)
Average Annual Total Returns - Janus Henderson Emerging Markets Managed Volatility Fund - Class A, C, S, I, N, T Shares	Average Annual Return, Column Name	Label		1 Year	Since Inception	Inception Date
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		34.57%	7.64%	Dec. 17, 2014
Class I Shares | Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		33.87%	7.17%	Dec. 17, 2014
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares		19.76%	5.80%	Dec. 17, 2014
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[1]	26.43%	5.31%	Dec. 17, 2014
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[2]	32.24%	6.56%	Dec. 17, 2014
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		34.13%	7.27%	Dec. 17, 2014
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		28.64%	0.64%	Dec. 17, 2014
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		34.34%	7.51%	Dec. 17, 2014
MSCI Emerging Markets Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI Emerging Markets Index<sup>SM</sup>		37.28%	10.52%	Dec. 17, 2014
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the MSCI Emerging Markets IndexSM. The index is described below.
  The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.